Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Advertising expense	¥ 272,228	¥ 239,937
Net operating loss carry-forward	178,378	117,595
Accrued expenses	22,293	26,196
Impairment on long-term investments and game copyright	15,617	14,117
Less: valuation allowance	(456,021)	(360,781)
Deferred tax assets, net	32,495	37,064
Deferred tax liabilities:
Intangible assets acquired	171,803	222,576
Deferred tax liabilities, net	¥ 171,803	¥ 222,576